Investment Risks - Calamos Laddered S&P 500 Structured Alt Protection ETF	Aug. 30, 2024
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	• Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Absence of an Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Absence of an Active Market Risk — The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market makers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund's shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants' ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. This reduced effectiveness could result in Fund shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cap Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Cap Change Risk — A new Underlying ETF cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, a cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Capped Upside Risk — Each Underlying ETF's strategy seeks to provide returns (before fees and expenses) that match the price return of SPY for shares acquired on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each semi-annual rebalance and Ramp-Up Period, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each semi-annual rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires Underlying ETF shares after the first day of a Target Outcome Period and the Underlying ETF has risen in value to a level near or at the cap (because the Fund's potential gain will be limited to the difference between the Underlying ETF's NAV on the date the Fund purchases Underlying ETF shares and the cap), there may be little or no ability for the Fund to experience an investment gain on its shares, however, the Fund will remain vulnerable to downside risks. This could be true for all of the Underlying ETFs held by the Fund at a certain point in time severely limiting the Fund's ability to participate in gains during that time. If SPY experiences gains during a Target Outcome Period, an Underlying ETF will not participate in those gains beyond the cap. If the Fund buys Underlying ETF shares when the price exceeds the cap, the Fund will not experience any gain regardless of the performance of SPY.
Cash Holdings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.
Costs of Buying and Selling Fund Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Counterparty Risk — Underlying ETF transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to an Underlying ETF and, in turn, the Fund. An Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of an Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, an Underlying ETF and, in turn, the Fund could suffer significant losses.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Equity Securities Risk — The securities markets are volatile, and the market prices of the SPY's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the SPY fall, the value of your investment in the Fund will decline.
Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Flex Options Risk — The Underlying ETFs invest in FLEX Options. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Underlying ETFs may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Underlying ETFs' FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Underlying ETFs' shares and result in the Underlying ETFs and, in turn, the Fund being unable to achieve their investment objective. Less liquidity in the trading of the Underlying ETF's FLEX Options could have an impact on the prices paid or received by the Underlying ETFs for the FLEX Options in connection with creations and redemptions of the Underlying ETF's shares. Depending on the nature of this impact to pricing, an Underlying ETF may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Underlying ETF and whether the Underlying ETF can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of the Underlying ETFs. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.
Flex Options Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Flex Options Valuation Risk — The FLEX Options held by the Underlying ETFs will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The FLEX Options are also subject to correlation risk, meaning the value of the FLEX Options does not increase or decrease at the same rate as SPY (although they generally move in the same direction) or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of SPY, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and SPY and the remaining time to expiration. FLEX Option prices may also be highly volatile and may fluctuate substantially during a short period of time. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Underlying ETFs, the ability of the Underlying ETFs to value the FLEX Options becomes more difficult and the judgment of the Underlying ETFs' investment adviser (employing the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Underlying ETFs' holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Underlying ETFs to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Underlying ETFs.
Fund-of-Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Fund-of-Funds Risk — Shareholders of the Fund will experience investment returns that are different than the investment returns provided by an Underlying ETF. The Fund does not itself pursue a defined outcome strategy, nor does the Fund itself provide downside protection against SPY losses. Because the Fund will typically not purchase an Underlying ETF on the first day of a Target Outcome Period, it is not likely that the stated outcome of the Underlying ETF will be realized by the Fund. The Fund will be continuously exposed to the investment profiles of each of the Underlying ETFs during their respective Target Outcome Periods. The Fund, with its aggregate exposure to each of the Underlying ETFs, may have investment returns that are inferior to that of any single Underlying ETF or group of Underlying ETFs over any given time period. In between the semi-annual rebalance period of the Index, because the Fund is not equally weighted on a continuous basis, the Fund may be exposed to one or more Underlying ETFs disproportionately when compared to other Underlying ETFs. In such circumstances, the Fund will be subject to the over-weighted performance of such Underlying ETF. As a shareholder in other ETFs, the Fund bears its proportionate share of each ETF's expenses, subjecting Fund shareholders to duplicative expenses.
Index or Model Constituent Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index or Model Constituent Risk — The Fund may be a constituent of one or more indices or ETF models. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund's shares, the size of the Fund and the market volatility of the Fund. Inclusion in an index could increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in the Fund's shares.
Information Technology Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Information Technology Companies Risk — SPY invests significantly in information technology companies. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Large Capitalization Companies Risk — SPY invests in the securities of large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Management Risk — The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
Market Fluctuation Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Fluctuation Tax Risk — The Fund is acquiring shares of the Underlying ETFs in the open market. When the Fund sells shares of the Underlying ETFs in the open market, the Fund will recognize gain or loss on the disposition of the shares, which could have a negative impact on Fund returns. In addition, note that the Fund may, under certain circumstances, effect a portion of its creations and redemptions for cash rather than in-kind. If the Fund effects redemptions for cash, it may be required to sell shares of the Underlying ETFs in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute such shares only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares entirely in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund's shares than for ETFs that distribute portfolio securities in-kind. The Fund's use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Operational Risk — The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund's ability to meet its investment objective. Although the Fund and the Fund's investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Options Risk — The use of options by the Underlying ETFs involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Underlying ETFs' portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options by the Underlying ETFs also depends on the Underlying ETFs' ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Underlying ETFs will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.
Premium/Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Premium/Discount Risk — The market price of the Fund's shares will generally fluctuate in accordance with changes in the Fund's net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund's shares may become less liquid in response to deteriorating liquidity in the market for the Fund's underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund's shares and their net asset value and the bid/ask spread on the Fund's shares may widen.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Sector Risk — To the extent the SPY invests a significant portion of its assets in a particular sector, a greater portion of the Underlying ETF's and Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that the SPY may underperform the broader market.
Significant Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Significant Exposure Risk — The Fund intends to generally rebalance its portfolio to equal weight (i.e., 8.33% per Underlying ETF) semi-annually, in connection with the reset of each Underlying ETF. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund's returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures.
SPY Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• SPY Equity Risk — Because each Underlying ETF holds FLEX Options that reference SPY, each Underlying ETF has exposure to the equity securities markets. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
SPY Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• SPY Risk — Each Underlying ETF invests in FLEX Options that reference SPY, which subjects the Underlying ETFs to certain of the risks of owning shares of an ETF as well as the types of instruments in which SPY invests. The value of SPY will fluctuate over time based on fluctuations in the values of the securities held by SPY, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund's shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.
Target Outcome Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Target Outcome Period Risk — Each Underlying ETF's investment strategy is designed to deliver returns that match the price return of SPY if shares are bought on the day on which the Underlying ETF enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period subject to the cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each semi-annual rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each semi-annual rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event the Fund acquires shares after the first day of a Target Outcome Period or disposes of shares prior to the expiration of the Target Outcome Period, the value of the Fund's investment in Underlying ETF shares may not be protected against a decline in the value of SPY and may not participate in a gain in the value of SPY for the Fund's investment period.
Tax Risk from Investment in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]	• Tax Risk from Investment in Other Investment Companies — The Fund has based its analysis of its qualification as a "regulated investment company" ("RIC") as defined by the Code on the belief that its portfolio funds are themselves RICs. If a portfolio fund were to lose its status as a RIC for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to requalify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund's Board of Trustees may determine to reorganize or close the Fund or materially change the Fund's investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
Underlying ETF Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Underlying ETF Concentration Risk — An Underlying ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Underlying ETF's investments more than the market as a whole, to the extent that the Underlying ETF's investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.
Underlying ETF Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Underlying ETF Exposure Risk — An investment in the Fund may provide returns that are lower than the returns that an investor could achieve by investing in one or more of the Underlying ETFs alone. Additionally, if one or more of the Underlying ETFs has exceeded its cap at the time that you invest in the Fund, you may derive no benefit from the Fund's investment in that Underlying ETF until the next reset of the Underlying ETF. Likewise, if one or more of the Underlying ETFs has decreased in value below its downside protection at the time that you invest in the Fund, you may derive no downside protection from the Fund's investment in that Underlying ETF. See Capital Protection Risk and Capped Upside Risk above. As a shareholder in other ETFs, the Fund bears its proportionate share of each ETF's expenses, subjecting Fund shareholders to duplicative expenses. The Fund does not itself pursue a target outcome strategy and does not provide any downside protection against Underlying ETF losses.
Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Underlying ETF Risk — The Fund's investment in shares of the Underlying ETFs subjects it to the risks of owning the securities held by the Underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF's expenses, subjecting Fund shareholders to duplicative expenses.